Transactions with related parties and affiliated entities - Summary of detail of loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 1,393,020	S/ 1,127,108
Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	369,920	280,052
Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,762,940	1,407,160
Direct Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,389,463	1,108,276
Direct Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	296,825	209,177
Direct Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,686,288	1,317,453
Indirect Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	3,557	18,832
Indirect Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	73,095	70,875
Indirect Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 76,652	S/ 89,707